UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2011

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 58
Form 13F Information Table Value $119,964,000


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Affiliated Mgrs Group	COM		008252108		1067		13665		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108		3522		37995		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		3828		17705		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1872		34800		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		7882		20669		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1432		32450		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1453		74325		SH		Sole		0		0	0	0
Baidu	COM		056752108		3196		29895		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		337		55043		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		3136		54725		SH		Sole		0		0	0	0
BP Plc Adr	COM		055622104		492		13647		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		2352		31857		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		1727		27900		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2660		28734		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2475		131075		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		1152		22510		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3542		68330		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		462		35900		SH		Sole		0		0	0	0
Discovery Comm Inc. Cl A	COM		25470F104		1196		31778		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108		3707		49335		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1239		42000		SH		Sole		0		0	0	0
Expedia	COM		30212P105		585		22700		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		353		4860		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2153		222602		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1196		39284		SH		Sole		0		0	0	0
General Electric	COM		369604103		2928		192356		SH		Sole		0		0	0	0
General Motors	COM		37045V100		738		36550		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3380		6563		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		825		11025		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		3542		86549		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2442		114452		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3291		92224		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103		1249		70200		SH		Sole		0		0	0	0
Johnson Controls Inc.	COM		478366107		843		31975		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		981		32558		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		320		6085		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		2541		51750		SH		Sole		0		0	0	0
Macy's Inc.	COM		55616p104 		2397		91075		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		1517		140945		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		256		6248		SH		Sole		0		0	0	0
Microsoft	COM		594918104		1483		59575		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1802		35175		SH		Sole		0		0	0	0
Netflix Inc.	COM		64110l106		1343		11853		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1968		96775		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109		543		38470		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4737		164805		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1706		17570		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		255		14438		SH		Sole		0		0	0	0
Polycom Inc.	COM		73172K104		2302		125295		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		6410		113415		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		2340		54150		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		353		5742		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109		629		16860		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds ADR	COM		881624209		2696		72430		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2631		51951		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3622		51475		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		267		8750		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		4613		53820		SH		Sole		0		0	0	0